Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: November 9, 2023

Payment Date	11/15/2023
Collection Period Start	10/1/2023
Collection Period End	10/31/2023
Interest Period Start	10/16/2023
Interest Period End	11/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$425,214,014.44	$31,857,661.42	$393,356,353.02	0.774171	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,039,594,014.44	$31,857,661.42	$1,007,736,353.02

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,146,499,143.12	$1,110,949,718.39	0.742743
YSOC Amount	$103,513,927.30	$99,822,163.99
Adjusted Pool Balance	$1,042,985,215.82	$1,011,127,554.40
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$425,214,014.44	5.20000%	30/360	$1,842,594.06
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,039,594,014.44			$4,351,313.39

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,146,499,143.12	$1,110,949,718.39
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,042,985,215.82	$1,011,127,554.40
Number of Receivables Outstanding	52,540	51,905
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	51	50

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,655,966.34
Principal Collections	$35,192,009.79
Liquidation Proceeds	$126,598.51
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,974,574.64
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,974,574.64

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$955,415.95	$955,415.95	$—	$—	$38,019,158.69
Interest - Class A-1 Notes	$—	$—	$—	$—	$38,019,158.69
Interest - Class A-2 Notes	$1,842,594.06	$1,842,594.06	$—	$—	$36,176,564.63
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$34,248,856.30
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$33,857,346.30
First Allocation of Principal	$—	$—	$—	$—	$33,857,346.30
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$33,800,055.30
Second Allocation of Principal	$1,346,460.04	$1,346,460.04	$—	$—	$32,453,595.26
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,393,027.26
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,833,027.26
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,761,385.26
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,201,385.26
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,201,385.26
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,810,183.88
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,810,183.88
Remaining Funds to Certificates	$1,810,183.88	$1,810,183.88	$—	$—	$—
Total	$38,974,574.64	$38,974,574.64	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$103,513,927.30
Increase/(Decrease)	$(3,691,763.31)
Ending YSOC Amount	$99,822,163.99

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,042,985,215.82	$1,011,127,554.40
Note Balance	$1,039,594,014.44	$1,007,736,353.02
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	26	$357,414.94
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	77	$126,598.51
Monthly Net Losses (Liquidation Proceeds)			$230,816.43
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.43%
Preceding Collection Period			0.17%
Current Collection Period			0.25%
Four-Month Average Net Loss Ratio			0.25%
Cumulative Net Losses for All Periods			$1,809,610.57
Cumulative Net Loss Ratio			0.12%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	78	$2,049,835.02
60-89 Days Delinquent	0.07%	29	$817,374.08
90-119 Days Delinquent	0.02%	7	$258,183.60
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.28%	114	$3,125,392.70

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$169,520.53
Total Repossessed Inventory		8	$208,691.23

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		36	$1,075,557.68
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.51	0.05%	21	0.04%